Trade payables and trade payables - Agreements (Details) - Schedule of trade payables, net - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade payables
Trade Payables Total	R$ 8,538	R$ 5,566
Trade payables - Agreements
Trade Payables - Agreements Total	13,779	6,139
Current	12,999	6,139
Non-current	780
Product suppliers [member]
Trade payables
Trade Payables Total	9,196	5,849
Trade payables - Agreements
Trade Payables - Agreements Total	813	573
Suppliers – Acquisition of property, plant and equipment [Member]
Trade payables
Trade Payables Total	140	197
Trade payables - Agreements
Trade Payables - Agreements Total	1,226
Service providers [member]
Trade payables
Trade Payables Total	129	74
Service providers - related parties [member]
Trade payables
Trade Payables Total	33	22
Bonuses from suppliers [member]
Trade payables
Trade Payables Total	(960)	(576)
Suppliers – Agreements – Acquisition of Extra stores [Member]
Trade payables - Agreements
Trade Payables - Agreements Total	3,202
Total trade payables – Agreements [Member]
Trade payables - Agreements
Trade Payables - Agreements Total	R$ 5,241	R$ 573